PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Aug. 31, 2012
PROPERTY AND EQUIPMENT, Net [Abstract]
Schedule of Property and Equipment
	August 31
	2012	2011
Cost:
Leasehold improvements	$76,029	$76,029
Office furniture and equipment	19,941	19,941
Computers and peripheral equipment	29,642	27,513
	125,612	123,483
Less - accumulated depreciation and amortization	120,844	106,107
	$4,768	$17,376